Deferred Revenue/Income - Roll forward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income-beginning of year	¥ 4,996,043	¥ 3,561,890	¥ 2,197,766
Additions	3,263,495	3,138,343	2,483,462
Recognition	2,055,119	1,705,134	1,124,186
Effects on foreign exchange adjustment	(2,143)	944	4,848
Deferred revenue/income-end of year	¥ 6,202,276	¥ 4,996,043	¥ 3,561,890